Share Capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share Capital
13.	SHARE CAPITAL

(a)	AUTHORIZED
Unlimited number of common shares
One special voting share

(b)	COMMON SHARES ISSUED

	Number of
	Shares	Amount

Balance, January 1, 2018	260,018,853	$103,616,221
Common shares issued on public offering	25,090,700	10,663,548
Share issue costs	-	(1,131,990)
Fair value of warrants issued on public offering	-	(2,286,426)
Fair value of compensation options issued to brokers	-	(479,204)
Funds from the exercise of stock options	372,250	87,974
Fair value of stock options exercised	-	82,330
Funds from the exercise of warrants and compensation warrants	2,600,500	1,028,471
Fair value of warrants and compensation warrants exercised	-	447,270

Balance, December 31, 2018	288,082,303	112,028,194
Funds from the exercise of stock options	281,250	60,028
Fair value of stock options exercised	-	55,950

Balance, December 31, 2019	288,363,553	112,144,172
Funds from the exercise of stock options	3,302,835	794,808
Fair value of stock options exercised	-	768,356
Funds from the exercise of warrants	744,000	293,642
Fair value of exercised warrants (Notes 12 and 13)	-	127,964
Issued on the conversion of convertible debentures (Note 12)	1,235,000	369,545
Fair value of warrants issued on conversion of convertible debentures	-	(146,858)
Exercise of warrants issued in conjunction with debt financing	942,448	221,620
Shares issued to settle accounts payable	30,268	13,011

Balance, December 31, 2020	294,618,104	$114,586,260

On March 21, 2018, the Company completed a brokered “bought deal” public offering of 25,090,700 units at a price of $0.425 (CAD$0.55) per unit for gross proceeds of $10,663,548 (CAD$13,799,885). Each unit consists of one common share and one-half common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $0.58 (CAD$0.75) per share until March 21, 2020. The broker was paid a cash commission of $639,813 (6%) of the gross proceeds and received 1,505,442 compensation options. Each compensation option is exercisable into one compensation unit of the Company at a price of $0.425 (CAD$0.55) per compensation unit until March 21, 2020 with each compensation unit comprising one common share and one-half compensation share purchase warrant. Each whole compensation share purchase warrant entitles the broker to purchase one common share of the Company at a price of $0.425 (CAD$0.55) per share until March 21, 2020. The Company paid an additional $492,177 in other costs related to this financing.

Certain management participated in the “bought-deal” public offering, by acquiring 281,000 units at a price of $0.425 (CAD$0.55) per unit for gross proceeds of $119,425 (CAD$154,550).

The fair value of the share purchase warrants and compensation options was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk-free interest rate of 1.86%, volatility of 94.77%, and estimated life of 2 years. The estimated fair values assigned to the warrants and compensation options were $2,286,426 and $479,204, respectively.

During 2020, holders of certain convertible debentures converted $369,545 worth of convertible debentures into 1,235,000 units of the Company. Each unit consists of one common share and one common share purchase warrant. Each common share purchase warrant entitles the holder to purchase one common share of the Company at a price of $0.38 (CAD$0.50) per share for a period of four years from the date upon which the convertible debenture was issued.

The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk-free interest rate of 1.32%, volatility of 76.55%, and estimated life of 2 years. The estimated fair value assigned to the warrants was $146,858.

During 2020, the Company engaged with a firm to assist with its shareholder communications strategy. The terms of the agreement require the Company to issue common shares at certain pre-determined dates in statisfaction of past services rendered. The Company settled $13,011 in accounts payable related to past services rendered under this agreement by issuing 30,268 common shares at a price of $0.43 (CAD$0.56) per share to the firm.